SCHEDULE OF STOCK OPTION ACTIVITY (Details)	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Option outstanding, beginning balance | shares	18,505
Weighted average exercise price. beginning balance	$ 576.70
Weighted average remaining contractual term, beginning balance	6 years
Aggregate intrinsic value, beginning balance | $	$ 10,207,306
Option outstanding, granted | shares	9,535
Weighted average exercise price, granted	$ 928.11
Weighted average remaining contractual term, grants	8 years 4 months 2 days
Aggregate intrinsic value, granted
Option outstanding, exercised | shares
Weighted average exercise price, exercised
Aggregate intrinsic value, exercised | $
Option outstanding, Expired or Forfeited | shares	(1,706)
Weighted average exercise price, expired / forfeited	$ 519.62
Aggregate intrinsic value, expired or forfeited | $
Option outstanding, ending balance | shares	26,334
Weighted average exercise price, ending balance	$ 707.63
Weighted average remaining contractual term, ending balance	6 years 6 months 10 days
Aggregate intrinsic value, ending balance | $
Option, exercisable | shares	23,258
Weighted average exercise price, exercisable	$ 738.89
Weighted average remaining contractual term, exercisable	6 years 2 months 8 days
Aggregate intrinsic value, beginning balance | $
Option vested or expected to vest | shares	26,334
Weighted average exercise price, vested or expected to vest	$ 707.63
Weighted average remaining contractual term in years, vested and expected to vest	6 years 6 months 10 days
Aggregate intrinsic value, vested or expected to vest | $